Leases - Schedule of Supplemental Cash Flow Information Related to the Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$ 900
ROU asset recognized with corresponding lease liability:
Operating leases	$ 1,522	$ 241	$ 3,528